Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2020	356	605	1,646	280	2,887
Additions	698	347	189	222	1,456
Amounts utilised	(322)	(177)	(739)	(125)	(1,363)
Unused amounts reversed	(74)	(75)	(240)	(80)	(469)
Exchange and other movements	13	56	2	8	79
At 31 Dec 2020	671	756	858	305	2,590
Contractual commitments[1]
At 1 Jan 2020					511
Net change in expected credit loss provision and other movements					577
At 31 Dec 2020					1,088
Total provisions
At 31 Dec 2019					3,398
At 31 Dec 2020					3,678

Provisions (excluding contractual commitments)
At 1 Jan 2019	130	1,128	788	357	2,403
Additions	402	282	1,674	223	2,581
Amounts utilised	(203)	(660)	(837)	(81)	(1,781)
Unused amounts reversed	(34)	(158)	(49)	(108)	(349)
Exchange and other movements	61	13	70	(111)	33
At 31 Dec 2019	356	605	1,646	280	2,887
Contractual commitments[1]
At 1 Jan 2019					517
Net change in expected credit loss provision and other movements					(6)
At 31 Dec 2019					511
Total provisions
At 31 Dec 2018					2,920
At 31 Dec 2019					3,398
1    Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.